Results for the year (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Gross-to-net sales reconciliation

Gross-to-net sales reconciliation
DKK million	2025	2024	2023
Gross sales	729,423	680,563	608,645
US Managed Care and Medicare	(247,003)	(238,946)	(223,191)
US wholesaler charge-backs	(69,504)	(64,437)	(74,435)
US Medicaid rebates	(38,749)	(32,919)	(31,821)
Other US discounts and sales returns	(39,375)	(30,737)	(28,481)
US rebates, discounts and sales returns	(394,631)	(367,039)	(357,928)
Non-US rebates, discounts and sales returns	(25,728)	(23,121)	(18,456)
Total gross-to-net sales adjustments	(420,359)	(390,160)	(376,384)
Net sales	309,064	290,403	232,261

Provisions for sales rebates

Liabilities for sales deductions and product returns
DKK million	2025	2024	2023
Sales deductions at beginning of the year	132,815	116,090	83,469
Additions, including increases to existing liabilities	310,248	318,812	285,266
Amount paid during the year	(294,690)	(301,247)	(248,074)
Adjustments regarding prior years, including unused amounts reversed during the year	(4,193)	(6,452)	(2,364)
Effect of exchange rate adjustment	(12,848)	5,612	(2,207)
Sales deductions at end of the year	131,332	132,815	116,090
Liabilities for product returns	3,068	3,094	1,532
Sales deductions and product returns	134,400	135,909	117,622

DKK million	Provisions for legal disputes	Other provisions[2]	2025 Total	Provisions for legal disputes	Other provisions[2]	2024 Total
At the beginning of the year	4,179	3,092	7,271	3,786	1,931	5,717
Additional provisions, including increases to existing provisions	124	859	983	202	798	1,000
Additional provisions from acquisition of businesses (note 5.3) [1]	—	—	—	—	884	884
Amount used during the year	(144)	(343)	(487)	—	(191)	(191)
Adjustments regarding prior years, including unused amounts reversed during the year	(506)	(477)	(983)	(31)	(320)	(351)
Effect of exchange rate adjustment	(489)	(191)	(680)	222	(10)	212
At the end of the year	3,164	2,940	6,104	4,179	3,092	7,271
Non-current liabilities[3]	3,139	2,591	5,730	4,154	2,828	6,982
Current liabilities	25	349	374	25	264	289
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. 2. Other provisions consist of various types of provisions, including contingent payments arising from business combinations and obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities related to legal disputes, the timing of settlement cannot be determined.

Reconciliation of sales deductions and product returns

Reconciliation of new line item 'sales deductions and product returns'
DKK million	2025	2024	2023
Estimated sales rebates, discounts and charge-backs	—	548	451
Expected product returns	1,051	908	613
Sales deductions and product returns (non-current)	1,051	1,456	1,064
Estimated sales rebates, discounts and charge-backs	124,967	120,561	102,162
Confirmed sales rebates	6,365	11,706	13,477
Expected product returns	2,017	2,186	919
Sales deductions and product returns (current)	133,349	134,453	116,558
Total sales deductions and product returns	134,400	135,909	117,622

Information by business segment

Operating segments – Key figures
	Obesity and Diabetes care			Rare disease			Total
DKK million	2025	2024	2023	2025	2024	2023	2025	2024	2023
Net sales	289,456	271,764	215,098	19,608	18,639	17,163	309,064	290,403	232,261
Cost of goods sold	(51,998)	(37,760)	(30,483)	(6,790)	(6,762)	(5,282)	(58,788)	(44,522)	(35,765)
Sales and distribution costs	(60,274)	(57,840)	(52,477)	(4,036)	(4,261)	(4,266)	(64,310)	(62,101)	(56,743)
Research and development costs	(44,891)	(41,490)	(28,073)	(7,148)	(6,572)	(4,370)	(52,039)	(48,062)	(32,443)
Administrative costs	(5,580)	(4,881)	(4,435)	(389)	(395)	(420)	(5,969)	(5,276)	(4,855)
Other operating income and expenses	(267)	(2,074)	(7)	(33)	(29)	126	(300)	(2,103)	119
Segment operating profit	126,446	127,719	99,623	1,212	620	2,951	127,658	128,339	102,574
Operating margin	43.7%	47.0%	46.3%	6.2%	3.3%	17.2%	41.3%	44.2%	44.2%
Depreciation and amortisation expenses	(13,063)	(7,104)	(6,042)	(1,603)	(1,441)	(1,247)	(14,666)	(8,545)	(7,289)
Impairment losses and reversals	(6,143)	(9,262)	(2,153)	(1,173)	(1,300)	29	(7,316)	(10,562)	(2,124)
Total depreciation, amortisation, impairment losses and reversals	(19,206)	(16,366)	(8,195)	(2,776)	(2,741)	(1,218)	(21,982)	(19,107)	(9,413)
allocated between segments based on overall allocation keys. Other operating income and expenses have been allocated to the two segments based on the same principle.
ACCOUNTING POLICIES
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive
Management to be the operating decision-making body.
Geographical areas
International Operations cover the following Regions:
•EUCAN (covering Europe and Canada),
•Emerging Markets (covering mainly Latin America, the Middle East, and Africa),
•APAC (covering Japan, Korea, Oceania and Southeast Asia), and
•Region China (covering Mainland China, Hong Kong and Taiwan).
Effective 1 January 2025, North America Operations and International Operations were reorganised into US Operations and International Operations. Of the total net sales of
DKK 309,064 million, DKK 173,166 million was generated from external customers in the US (DKK 167,402 million in 2024). The country of domicile is Denmark (part of
EUCAN). Denmark is immaterial to Novo Nordisk's activities in terms of sales as 99.1%
of total net sales are realised outside Denmark (99.2 % in 2024). Sales are attributed to geographical areas according to the location of the customer.
Property, plant and equipment and intangible assets excluding goodwill amount to
DKK 318,586 million (DKK 252,484 million in 2024). DKK 194,790 million is located in
Denmark (DKK 164,744 million in 2024) and DKK 77,394 million is located in the US
(DKK 49,305 million in 2024). Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024 (note 5.3).

Net sales – Segments and geographical areas
	US Operations			International Operations															Total Novo Nordisk net sales
	USA			Total IO			EUCAN			Emerging Markets			APAC			Region China
DKK million	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]
Obesity and Diabetes care segment:
Ozempic®	88,467	84,201	63,010	38,622	36,141	32,708	22,774	19,819	17,917	7,235	7,448	7,102	3,214	3,112	2,868	5,399	5,762	4,821	127,089	120,342	95,718
Rybelsus®	8,833	10,795	11,060	13,260	12,506	7,690	7,065	6,783	3,968	2,061	2,182	1,375	3,514	3,030	2,216	620	511	131	22,093	23,301	18,750
Victoza®	471	1,699	3,613	2,549	3,783	5,051	694	1,169	2,059	1,050	1,264	1,137	204	375	599	601	975	1,256	3,020	5,482	8,664
Total GLP-1	97,771	96,695	77,683	54,431	52,430	45,449	30,533	27,771	23,944	10,346	10,894	9,614	6,932	6,517	5,683	6,620	7,248	6,208	152,202	149,125	123,132
Long-acting insulin	5,007	5,538	2,931	13,748	13,557	11,974	6,252	6,699	6,237	2,973	2,803	2,688	1,317	1,359	1,400	3,206	2,696	1,649	18,755	19,095	14,905
•of which Awigli®	—	—	—	410	19	—	104	13	—	—	—	—	18	—	—	288	6	—	410	19	—
•of which Tresiba®	4,706	2,806	1,333	7,343	7,099	6,419	3,567	3,633	3,383	1,980	1,642	1,332	847	846	856	949	978	848	12,049	9,905	7,752
•of which Xultophy®	295	281	325	4,324	4,222	2,894	1,864	2,068	1,712	310	347	368	358	393	405	1,792	1,414	409	4,619	4,503	3,219
•of which Levemir®	6	2,451	1,273	1,671	2,217	2,661	717	985	1,142	683	814	988	94	120	139	177	298	392	1,677	4,668	3,934
Premix insulin	567	632	216	9,748	10,157	9,358	930	1,039	1,163	2,049	2,067	1,795	2,106	2,267	1,959	4,663	4,784	4,441	10,315	10,789	9,574
•of which Ryzodeg®	—	—	—	5,382	4,929	3,730	225	186	171	877	627	499	1,316	1,334	1,095	2,964	2,782	1,965	5,382	4,929	3,730
•of which NovoMix®	567	632	216	4,366	5,228	5,628	705	853	992	1,172	1,440	1,296	790	933	864	1,699	2,002	2,476	4,933	5,860	5,844
Fast-acting insulin	8,245	7,773	5,265	10,338	10,749	10,684	5,023	4,963	5,077	2,894	3,111	2,772	1,110	1,201	1,290	1,311	1,474	1,545	18,583	18,522	15,949
•of which Fiasp®	1,079	213	618	1,739	1,656	1,555	1,314	1,270	1,201	210	192	201	215	194	153	—	—	—	2,818	1,869	2,173
•of which NovoRapid®	7,166	7,560	4,647	8,599	9,093	9,129	3,709	3,693	3,876	2,684	2,919	2,571	895	1,007	1,137	1,311	1,474	1,545	15,765	16,653	13,776
Human insulin	1,415	1,535	1,406	4,069	5,432	6,188	705	868	969	1,830	2,745	2,758	812	1,013	1,248	722	806	1,213	5,484	6,967	7,594
Total insulin	15,234	15,478	9,818	37,903	39,895	38,204	12,910	13,569	13,446	9,746	10,726	10,013	5,345	5,840	5,897	9,902	9,760	8,848	53,137	55,373	48,022
Other Diabetes care	139	213	267	1,631	1,907	2,045	519	552	551	261	277	258	263	296	344	588	782	892	1,770	2,120	2,312
Total Diabetes care	113,144	112,386	87,768	93,965	94,232	85,698	43,962	41,892	37,941	20,353	21,897	19,885	12,540	12,653	11,924	17,110	17,790	15,948	207,109	206,618	173,466
Wegovy®	51,015	45,770	29,430	28,091	12,436	1,913	15,383	7,705	1,799	6,100	2,677	114	5,812	1,858	—	796	196	—	79,106	58,206	31,343
Saxenda®	268	777	3,306	2,973	6,163	6,983	1,444	2,796	3,124	1,238	2,195	2,587	263	1,070	1,126	28	102	146	3,241	6,940	10,289
Total Obesity care	51,283	46,547	32,736	31,064	18,599	8,896	16,827	10,501	4,923	7,338	4,872	2,701	6,075	2,928	1,126	824	298	146	82,347	65,146	41,632
Obesity and Diabetes care total	164,427	158,933	120,504	125,029	112,831	94,594	60,789	52,393	42,864	27,691	26,769	22,586	18,615	15,581	13,050	17,934	18,088	16,094	289,456	271,764	215,098
Rare disease segment:
Rare blood disorders	4,927	5,387	5,070	7,028	6,751	6,706	3,340	3,392	3,359	1,946	2,040	2,027	1,045	956	948	697	363	372	11,955	12,138	11,776
•of which Haemophilia A	399	537	468	2,015	1,917	1,954	987	1,113	1,140	410	348	371	253	220	220	365	236	223	2,414	2,454	2,422
•of which Haemophilia B	545	486	336	867	820	725	610	614	509	83	38	44	157	151	159	17	17	13	1,412	1,306	1,061
•of which NovoSeven®	3,502	4,135	4,065	3,824	3,848	3,893	1,651	1,613	1,661	1,407	1,604	1,560	451	521	536	315	110	136	7,326	7,983	7,958
Rare endocrine disorders	3,478	2,922	1,757	2,481	2,071	2,079	1,002	817	981	594	511	(22)	863	702	904	22	41	216	5,959	4,993	3,836
Other Rare disease	334	160	203	1,360	1,348	1,348	960	945	944	205	195	193	190	199	206	5	9	5	1,694	1,508	1,551
Rare disease total	8,739	8,469	7,030	10,869	10,170	10,133	5,302	5,154	5,284	2,745	2,746	2,198	2,098	1,857	2,058	724	413	593	19,608	18,639	17,163
Total sales by geographical area	173,166	167,402	127,534	135,898	123,001	104,727	66,091	57,547	48,148	30,436	29,515	24,784	20,713	17,438	15,108	18,658	18,501	16,687	309,064	290,403	232,261
Total sales growth as reported	3.4%	31.3%	50.6%	10.5%	17.4%	13.5%	14.9%	19.5%	24.1%	3.1%	19.1%	8.0%	18.8%	15.4%	5.4%	0.8%	10.9%	2.9%	6.4%	25.0%	31.3%
1. Comparative information has been restated to reflect the new geographical structure.

Research and development costs

DKK million	2025	2024	2023
Employee costs (note 2.4)	16,598	15,923	12,429
Amortisation, intangible assets (note 3.1)	1,048	931	649
Impairment losses and reversals, intangible assets (note 3.1)	2,742	7,912	1,108
Depreciation, property, plant and equipment (note 3.3)	1,439	1,120	1,053
Impairment losses, property, plant and equipment (note 3.3)	1,588	78	260
Clinical trial cost	16,171	12,232	9,468
Other research and development costs	12,453	9,866	7,476
Total research and development costs	52,039	48,062	32,443
As percentage of net sales	16.8%	16.6%	14.0%

Employee costs and remuneration to executive management and board of directors

DKK million	2025	2024	2023
Wages and salaries	61,238	52,311	42,867
Share-based payment costs (note 5.1)	1,435	2,289	2,149
Pensions – defined contribution plans	4,763	4,235	3,267
Pensions – defined benefit plans	129	156	126
Other social security contributions	4,140	3,505	3,039
Other employee costs	5,770	4,929	4,066
Total employee costs for the year	77,475	67,425	55,514
Employee costs capitalised as intangible assets and property, plant and equipment	(4,676)	(3,540)	(2,337)
Change in employee costs capitalised as inventories	(994)	(470)	(409)
Total employee costs in the income statement	71,805	63,415	52,768
Included in the income statement:
Cost of goods sold	24,467	20,074	15,490
Sales and distribution costs	23,757	22,920	20,810
Research and development costs	16,598	15,923	12,429
Administrative costs	5,154	4,265	3,962
Other operating income and expenses	1,829	233	77
Total employee costs in the income statement	71,805	63,415	52,768
Number of employees

Number	2025	2024	2023
Average number of full-time employees	76,343	69,480	59,552
Year-end number of full-time employees	68,794	76,302	63,370
Year-end employees (total)	69,505	77,349	64,319

Income taxes expensed and paid

Income taxes expensed
DKK million	2025	2024	2023
Current tax on profit for the year	30,239	32,082	25,918
Deferred tax on profit for the year	(1,179)	(5,484)	(4,464)
Tax on profit for the year	29,060	26,598	21,454
Current tax adjustments recognised for prior years	(1,257)	172	(916)
Deferred tax adjustments recognised for prior years	303	(567)	453
Income taxes in the income statement	28,106	26,203	20,991
Tax on other comprehensive income for the year, (income)/expense	2,629	(1,343)	359

Computation of effective tax rate
% DKK million	2025	2024	2023
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	0.1%	(0.5%)	(0.9%)
Non-taxable income less non-tax- deductible expenses (net)	(0.4%)	(0.7%)	(0.7%)
Other adjustments (net)	(0.2%)	(0.2%)	(0.3%)
Effective tax rate	21.5%	20.6%	20.1%

Income taxes paid
DKK million	2025	2024	2023
Income taxes paid in Denmark	24,150	21,810	16,899
Income taxes paid outside Denmark	7,864	7,826	8,998
Income taxes paid	32,014	29,636	25,897

Computation of effective tax rate

Computation of effective tax rate
% DKK million	2025	2024	2023
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	0.1%	(0.5%)	(0.9%)
Non-taxable income less non-tax- deductible expenses (net)	(0.4%)	(0.7%)	(0.7%)
Other adjustments (net)	(0.2%)	(0.2%)	(0.3%)
Effective tax rate	21.5%	20.6%	20.1%

Development in deferred income tax assets and liabilities

Development in deferred income tax assets and liabilities	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
DKK million
2025
Net deferred tax asset/(liability) at the beginning of the year	(5,484)	(6,472)	3,790	18,742	8,557	—	19,133
Income/(charge) to the income statement	(52)	(532)	2,823	222	(1,585)	—	876
Income/(charge) to other comprehensive income	—	—	(407)	(14)	(2,222)	—	(2,643)
Income/(charge) to equity	—	—	—	—	(37)	—	(37)
Additions from acquisitions	—	—	—	—	1,460	—	1,460
Effect of exchange rate adjustment	496	129	(8)	(1,908)	(462)	—	(1,753)
Net deferred tax asset/(liability) at the end of the year	(5,040)	(6,875)	6,198	17,042	5,711	—	17,036
Classified as follows:
Deferred tax asset at the end of the year	579	239	6,267	17,605	11,820	(12,863)	23,647
Deferred tax liability at the end of the year	(5,619)	(7,114)	(69)	(563)	(6,109)	12,863	(6,611)
2024
Net deferred tax asset/(liability) at the beginning of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Income/(charge) to the income statement	(207)	427	2,142	3,485	204	—	6,051
Income/(charge) to other comprehensive income	—	(254)	(71)	17	1,622	—	1,314
Income/(charge) to equity	—	254	—	—	(314)	—	(60)
Additions from acquisitions[1]	(2,600)	3,487	—	40	102	—	1,029
Effect of exchange rate adjustment	(116)	(145)	2	773	67	—	581
Net deferred tax asset/(liability) at the end of the year	(5,484)	(6,472)	3,790	18,742	8,557	—	19,133
Classified as follows:
Deferred tax asset at the end of the year[1]	497	231	3,847	19,004	13,112	(12,043)	24,648
Deferred tax liability at the end of the year[1]	(5,981)	(6,703)	(57)	(262)	(4,555)	12,043	(5,515)
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.